Annual Total Returns[BarChart] - Hartford Small Cap Growth HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.42%	17.40%	44.87%	5.83%	(0.55%)	12.37%	20.07%	(11.70%)	35.81%	33.20%